UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lilly Endowment, Inc.

Address:   2801 N. Meridian Street
           Indianapolis, IN 46208


Form 13F File Number: 28-00889


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Diane M. Stenson
Title:  Vice President and Treasurer
Phone:  317-924-5471

Signature,  Place,  and  Date  of  Signing:

/s/ Diane M. Stenson               Indianapolis, IN                   4/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               1

Form 13F Information Table Value Total:  $    5,463,463
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------ -------------- --------- --------- -------------------- ---------- -------- -----------------------
                                                    VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
------------------------ -------------- --------- --------- ----------- --- ---- ---------- -------- ----------- ------ ----
Eli Lilly and Company    Common         532457108 5,463,463 135,670,804 SH       SOLE                135,670,804      0    0


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